INVESTMENT IN AN AFFILIATED COMPANY (Reconciliation of the Share in Income (Loss), Impairment of Investment in FAvS and Gain from Dilution) (Details) (TAT Technologies Ltd [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Gain from dilution of interests in affiliated company		$ 240
First Aviation Services, Inc. [Member]
Business Acquisition [Line Items]
Share in income (loss) related to common stockholders	(653)	192
Share in income related to preferred stock	197	139
Impairment of in affiliated company	(3,300)		1,813
Gain from dilution of interests in affiliated company		240
Total	$ (3,756)	$ 571